Consolidated statements of financial position - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	R$ 116,884	R$ 63,742
Trade and other receivables	171,190	148,784
Recoverable tax assets	19,572	28,058
Prepayments	5,157	5,571
Other assets	6,187	4,176
Total current assets	318,990	250,331
Non-current assets
Restricted cash	10,891	6,403
Prepayments	423	1,119
Deferred tax assets	77,304	91,971
Property, plant and equipment	15,350	11,879
Right-of-use assets	2,497	2,534
Intangible assets	1,318,099	1,347,327
Total non-current assets	1,424,564	1,461,233
Total assets	1,743,554	1,711,564
Current liabilities
Trade and other payables	445,804	353,998
Loans, borrowings and debentures	81,137	36,191
Liabilities from acquisitions	90,920	134,466
Employee benefits	21,109	50,085
Tax liabilities	28,612	19,031
Lease liabilities	1,511	2,056
Deferred revenue	5,371	11,547
Derivative financial instruments	295	0
Total current liabilities	674,759	607,374
Non-current liabilities
Liabilities from acquisitions	189,886	160,237
Loans and borrowings	45,718	51,605
Provisions for tax, labor and civil risks	804	1,721
Lease liabilities	1,309	752
Trade and other payables	15,528	0
Employee benefits	2,056	615
Derivative financial instruments	41,814	0
Tax liabilities	265	313
Total non-current liabilities	297,380	215,243
Equity
Capital	1,007,522	957,525
Reserves	230,901	247,464
Foreign currency translation reserve	4,847	3,129
Other components of equity	2,394	283
Accumulated losses	(474,249)	(319,591)
Equity attributable to owners of the Company	771,415	888,810
Non-controlling interests	0	137
Total equity	771,415	888,947
Total equity and liabilities	R$ 1,743,554	R$ 1,711,564